Fees Summary	May 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 362,705,000.00
Previously Paid Amount	0.00
Total Fee Amount	50,089.57
Total Offset Amount	0.00
Net Fee	$ 50,089.57